Share-based payment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Based Payment [Abstract]
Schedule of Share-based Payment

	Awards at the	Awards granted	Awards	Awards	Awards at	Charged to net profit/loss
	beginning	in the year	forfeited	exercised	year end	2023	2022	2021

Year of issuance	No. of Shares					Amounts in US$ '000
2023	—	795,412	(105,695)	—	689,717	1,452	—	—
2022	191,400	12,000	(6,112)	(9,444)	187,844	990	619	—
2020	405,919		(253,889)	(61,980)	90,050	—	1,691	862
Subtotal	597,319	807,412	(365,696)	(71,424)	967,611	2,442	2,310	862
Shares granted to Non-Executive Directors	—	99,590	—	(99,590)	—	1,133	1,041	861
Shares granted to Executive Directors (a)	375,937	—	—	(359,271)	16,666	126	3,560	800
VCP (b)	—	—	—	—	—	—	2,016	4,098
LTIP for executives	571,984	268,129	—	(248,825)	591,288	3,627	2,111	—
	1,545,240	1,175,131	(365,696)	(779,110)	1,575,565	7,328	11,038	6,621
(a)	Includes compensation agreements from CEO transition.
(b)	The plan named Value Creation Plan (“VCP”), oriented to key management, was approved in 2019. The performance metrics were not achieved to execute this program and is not currently in place.